Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	88-1769617
Plan number	005
Participant loan, current value	$ 7,963,397
EBP, Asset Held for Investment	$ 1,103,234,146
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2010 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 2,509,778
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2015 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	5,337,212
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2020 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,425,462
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2025 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	37,238,975
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2030 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	55,363,177
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2035 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	46,386,277
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2040 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	31,560,471
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2045 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	24,547,877
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2050 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	17,203,701
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2055 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	13,148,419
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2060 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	5,689,686
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2065 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,823,232
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index 2070 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	69,355
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Freedom Index Income Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,860,652
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Growth Company Commingled Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	247,212,161
Investment, Identifier [Axis]: Common collective trust funds | Fidelity | Fidelity Managed Income Portfolio II Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	59,589,044
Investment, Identifier [Axis]: Common collective trust funds | William Blair | William Blair Small-Mid Cap Growth CIT Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	13,445,524
Investment, Identifier [Axis]: Fidelity | Money market
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	7,505,185
Investment, Identifier [Axis]: Mutual funds | American Beacon | American Beacon Large Cap Value Fund R5 Class
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	31,988,696
Investment, Identifier [Axis]: Mutual funds | DFA | DFA U.S. Targeted Value Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	35,451,044
Investment, Identifier [Axis]: Mutual funds | Fidelity | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	112,085,772
Investment, Identifier [Axis]: Mutual funds | Fidelity | Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	9,050,975
Investment, Identifier [Axis]: Mutual funds | Fidelity | Fidelity International Discovery K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	21,890,886
Investment, Identifier [Axis]: Mutual funds | Fidelity | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	10,975,838
Investment, Identifier [Axis]: Mutual funds | Fidelity | Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	15,786,478
Investment, Identifier [Axis]: Mutual funds | PIMCO | PIMCO Total Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	14,872,173
Investment, Identifier [Axis]: SPX Technologies, Inc. | Common stock - SPX Technologies, Inc. stock
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 249,252,699